SUBSEQUENT EVENTS (Details)														1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Nov. 06, 2017 USD ($) $ / shares shares	Nov. 03, 2017 USD ($) $ / shares shares	Oct. 11, 2017 USD ($) $ / shares shares	Mar. 15, 2017 $ / shares shares	Feb. 10, 2017 shares	Jan. 25, 2017 $ / shares shares	Dec. 29, 2016 shares	Dec. 22, 2016 shares	Dec. 08, 2016 $ / shares shares	Nov. 18, 2015 USD ($) shares	Oct. 23, 2015 USD ($) shares	May 11, 2015 $ / shares shares	Jan. 09, 2013 $ / shares shares	Mar. 10, 2017 $ / shares shares	Mar. 10, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 $ / shares
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										200,000	66,667
Class of Warrant or Rights, Granted				630,000						100,000	33,334	374,641	1,330,627			2,290,965		2,049,504	3,728,479
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 1.50								$ 1.50	$ 2.61
Proceeds from Issuance or Sale of Equity (in Dollars) | $										$ 300,000	$ 100,000					$ 279,940	$ 0	$ 0	$ 0
Private Placement, Unit Description											each unit consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock
Stock Issued During Period, Shares, Issued for Services																625,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							5,000	150,000	25,000							0		905,000	1,800,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares									$ 1.36							$ 1.43				$ 2.90
Preferred Stock, Shares Authorized																1,000,000		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																$ 0.001		$ 0.001	$ 0.001
Warrants, Term of Warrants												5 years	5 years
Stock Issued During Period, Shares, Share-based Compensation, Gross									20,875							124,750
Securities Purchase Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																2,870,865		3,798,417	2,645,432
Class of Warrant or Rights, Granted																1,615,964		2,049,504
Proceeds from Issuance or Sale of Equity (in Dollars) | $																$ 4,120,904		$ 5,226,368	$ 4,759,798
Payments of Stock Issuance Costs (in Dollars) | $																185,394		$ 490,543	$ 608,356
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of Units Sold														995,571
Stock Issued During Period, Shares, New Issues					12,858									995,571
Class of Warrant or Rights, Granted					6,429									497,787
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 1.50	$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars) | $		$ 1,929,975													$ 1,358,763	$ 2,850,000
Unit, Price per Unit (in Dollars per share) | $ / shares						$ 1.75
Private Placement, Unit Description						Unit consisting of (i) one share of Common Stock, and (ii) an Investor Warrant to purchase one-half of one share of Common Stock at an exercise price of $2.10 per share of Common; the Amendment Agreement reduced the Original Price Per Unit to $1.50 and the exercise price of the Original Warrants to $1.50 per share.
Stock Issued During Period, Shares, Issued for Services						75,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						130,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares						$ 1.55
Payments of Stock Issuance Costs (in Dollars) | $		$ 70,025
Subsequent Event [Member] | Series D Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,334
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares		$ 1,500
Preferred Stock, Shares Authorized		1,400
Preferred Stock, Conversion Price (in Dollars per share) | $ / shares		$ 1.50
Preferred Stock, Dividend Rate, Percentage		9.00%
Convertible Preferred Stock, Terms of Conversion		Upon the conversion of Preferred Shares prior to November 3, 2020, the Company shall also pay to the Holders of the Preferred Shares so converted cash, or at the Company’s option, common stock or a combination thereof, with respect to the Preferred Shares so converted in an amount equal to $270 per $1,000 of Stated Value of the Preferred Shares being converted, less the amount of all prior dividends paid on such converted Preferred Shares before the relevant date of conversion.
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 0.001
Subsequent Event [Member] | Sale of Class A Warrants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted		667,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 1.75
Subsequent Event [Member] | Exchange of Outstanding Warrants for Class B Warrants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted		780,506
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 1.50
Subsequent Event [Member] | Securities Purchase Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	413,336		386,667
Class of Warrant or Rights, Granted	200,001		193,334
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 1.50		$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars) | $	$ 619,830		$ 579,760
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			675,000
Payments of Stock Issuance Costs (in Dollars) | $	$ 171		$ 140
Warrants, Term of Warrants	3 years		3 years
Stockholders' Equity Note, Subscriptions Receivable (in Dollars) | $			$ 279,940
Stock Issued During Period, Shares, Share-based Compensation, Gross			1,100,000